PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Dec. 31, 2012 Jinling and its subsidiaries USD ($)	Dec. 31, 2011 Jinling and its subsidiaries USD ($)	Dec. 31, 2012 Wangkeng and Hengda USD ($)	Dec. 31, 2011 Wangkeng and Hengda USD ($)	Dec. 31, 2012 Wangkeng USD ($)	Dec. 31, 2011 Wangkeng USD ($)	Dec. 31, 2012 Hengda USD ($)	Dec. 31, 2011 Hengda USD ($)	Dec. 31, 2012 Banzhu USD ($)	Dec. 31, 2011 Banzhu USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances for construction projects	$ 78	$ 88
Acquisition deposits	716	714							477	476	239	238
Amounts due from original shareholders of acquired subsidiaries	1,297	1,244			794	487							503	502
Consideration receivable from disposal of a subsidiary	11,534
Others	2,085	1,667
Prepayments and other current assets, gross	15,710	3,713
Less: Provision for impairment allowance	(1,560)	(714)			(794)		(716)	(714)
Total	14,150	2,999
PREPAYMENTS AND OTHER CURRENT ASSETS
Acquisition deposits	716	714							477	476	239	238
Amounts due from original shareholders of acquired subsidiaries	1,297	1,244			794	487							503	502
Provision for impairment allowance (in dollars)	1,560	714			794		716	714
Ownership interest percentage held in discontinued operations			100.00%	100.00%
Total consideration in cash			$ 21,269	134,000